LEASES	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
LEASES

LEASES
Lessee Activity
We have entered into operating and finance leases primarily for office, manufacturing, warehouse and R&D facilities, vehicles and equipment. Our leases have remaining terms from 1 to 42 years and some of those leases include options that provide us with the ability to extend the lease term for periods ranging from 1 to 16 years. Such options are included in the lease term when it is reasonably certain that the option will be exercised.
Certain of our leases include provisions for variable lease payments which are based on, but not limited to, maintenance, insurance, taxes, index escalations and usage-based amounts. For all asset classes, we have elected to apply a practical expedient to account for other services within lease contracts as components of the lease. We also have elected to apply a practical expedient for short-term leases whereby we do not recognize a lease liability and right-of-use asset for leases with a term of less than 12 months.
We classify our leases as operating or finance at the lease commencement date. Finance leases are generally those leases for which we will pay substantially all of the underlying asset’s fair value or will use the asset for all or a major part of its economic life, including circumstances in which we will ultimately own the asset. All other leases are operating leases. For finance leases, we recognize interest expense using the effective interest method and we recognize amortization expense on the right-of-use asset over the shorter of the lease term or the useful life of the asset. For operating leases, we recognize lease cost on a straight-line basis over the term of the lease.
Lease liabilities and right-of-use assets are recognized at the lease commencement date based on the present value of minimum lease payments over the lease term. We determine the present value of payments under a lease based on our incremental borrowing rate as of the lease commencement date. The incremental borrowing rate is equal to the rate of interest that we would have to pay to borrow on a collateralized basis over a similar term in an amount equal to the lease payments in a similar economic environment. For operating leases that commenced prior to our adoption of Topic 842, we measured the lease liabilities and right-of-use assets using our incremental borrowing rate as of January 1, 2019.
The components of lease cost for the years ended December 31, 2020 and 2019 were:

(in millions)	2020	2019
Operating lease cost	$115	$121
Finance lease cost
Amortization of right-of-use assets	5	5
Interest on lease liabilities	5	5
Variable lease cost	54	89
Lease cost	$179	$220
For the year ended December 31, 2018, rent expense was $152 million.
The following table contains supplemental cash flow information related to leases for the years ended December 31, 2020 and 2019:

(in millions)	2020	2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$127	$119
Operating cash flows from finance leases	4	4
Financing cash flows from finance leases	4	4

Right-of-use operating lease assets obtained in exchange for lease obligations	67	207
Right-of-use finance lease assets obtained in exchange for lease obligations	8	—
We have entered into lease agreements with aggregate future payments of $46 million for leases that have not yet commenced as of December 31, 2020. Supplemental balance sheet information related to leases as of December 31, 2020 and 2019 include:

(in millions)	December 31, 2020	December 31, 2019
Operating leases
Operating lease right-of-use assets	$603	$608

Accounts payable and accrued liabilities	$111	$101
Operating lease liabilities	501	510
Total operating lease liabilities	$612	$611

Finance leases
Property, plant and equipment, at cost	$76	$63
Accumulated depreciation	(28)	(19)
Property, plant and equipment, net	$48	$44

Current maturities of long-term debt and finance lease obligations	$1	$—
Long-term debt and finance lease obligations	64	54
Total finance lease liabilities	$65	$54
Lease term and discount rates as of December 31, 2020 and 2019 were:

	December 31, 2020	December 31, 2019
Weighted-average remaining lease term (years)
Operating leases	9	10
Finance leases	13	15
Weighted-average discount rate
Operating leases	2.2%	2.8%
Finance leases	10.3%	10.6%
Maturities of operating and finance lease liabilities as of December 31, 2020 were:

(in millions)	Finance Leases	Operating Leases
2021	$9	$121
2022	9	102
2023	8	84
2024	8	69
2025	8	57
Thereafter	78	240
Total minimum lease payments	120	673
Less: imputed interest	(55)	(61)
Present value of lease liabilities	$65	$612
Lessor Activity
We lease medical equipment, such as renal dialysis equipment and infusion pumps, to customers, primarily in conjunction with arrangements to provide consumable medical products such as dialysis therapies, intravenous (IV) fluids and inhaled anesthetics. Certain of our equipment leases are classified as sales-type leases and the remainder are operating leases. The terms of the related contracts, including the proportion of fixed versus variable payments and any options to shorten or extend the lease term, vary by customer. We allocate revenue between equipment leases and medical products based on their standalone selling prices.
The components of lease revenue for the years ended December 31, 2020 and 2019 were:

(in millions)	2020	2019
Sales-type lease revenue	$38	$35
Operating lease revenue	84	61
Variable lease revenue	80	85
Total lease revenue	$202	$181
The components of our net investment in sales-type leases as of December 31, 2020 and 2019 were:

(in millions)	2020	2019
Minimum lease payments	$122	$110
Unguaranteed residual values	12	11
Net investment in leases	$134	$121
Our net investment in sales-type leases is classified as follows in the accompanying consolidated balance sheets:

(in millions)	December 31, 2020	December 31, 2019
Accounts receivable, net	$39	$45
Other non-current assets	95	76
Total	$134	$121
Our net investment in sales-type leases was $134 million as of December 31, 2020, of which $11 million originated in 2016 and prior, $14 million in 2017, $35 million in 2018, $36 million in 2019 and $38 million in 2020.
Maturities of sales-type and operating leases as of December 31, 2020 were:

(in millions)	Sales-type Leases	Operating Leases
2021	$51	$85
2022	34	76
2023	26	72
2024	17	54
2025	4	28
Thereafter	2	7
Total minimum lease payments	134	$322
Less: imputed interest	(12)
Present value of minimum lease payments	$122

LEASES

LEASES
Lessee Activity
We have entered into operating and finance leases primarily for office, manufacturing, warehouse and R&D facilities, vehicles and equipment. Our leases have remaining terms from 1 to 42 years and some of those leases include options that provide us with the ability to extend the lease term for periods ranging from 1 to 16 years. Such options are included in the lease term when it is reasonably certain that the option will be exercised.
Certain of our leases include provisions for variable lease payments which are based on, but not limited to, maintenance, insurance, taxes, index escalations and usage-based amounts. For all asset classes, we have elected to apply a practical expedient to account for other services within lease contracts as components of the lease. We also have elected to apply a practical expedient for short-term leases whereby we do not recognize a lease liability and right-of-use asset for leases with a term of less than 12 months.
We classify our leases as operating or finance at the lease commencement date. Finance leases are generally those leases for which we will pay substantially all of the underlying asset’s fair value or will use the asset for all or a major part of its economic life, including circumstances in which we will ultimately own the asset. All other leases are operating leases. For finance leases, we recognize interest expense using the effective interest method and we recognize amortization expense on the right-of-use asset over the shorter of the lease term or the useful life of the asset. For operating leases, we recognize lease cost on a straight-line basis over the term of the lease.
Lease liabilities and right-of-use assets are recognized at the lease commencement date based on the present value of minimum lease payments over the lease term. We determine the present value of payments under a lease based on our incremental borrowing rate as of the lease commencement date. The incremental borrowing rate is equal to the rate of interest that we would have to pay to borrow on a collateralized basis over a similar term in an amount equal to the lease payments in a similar economic environment. For operating leases that commenced prior to our adoption of Topic 842, we measured the lease liabilities and right-of-use assets using our incremental borrowing rate as of January 1, 2019.
The components of lease cost for the years ended December 31, 2020 and 2019 were:

(in millions)	2020	2019
Operating lease cost	$115	$121
Finance lease cost
Amortization of right-of-use assets	5	5
Interest on lease liabilities	5	5
Variable lease cost	54	89
Lease cost	$179	$220
For the year ended December 31, 2018, rent expense was $152 million.
The following table contains supplemental cash flow information related to leases for the years ended December 31, 2020 and 2019:

(in millions)	2020	2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$127	$119
Operating cash flows from finance leases	4	4
Financing cash flows from finance leases	4	4

Right-of-use operating lease assets obtained in exchange for lease obligations	67	207
Right-of-use finance lease assets obtained in exchange for lease obligations	8	—
We have entered into lease agreements with aggregate future payments of $46 million for leases that have not yet commenced as of December 31, 2020. Supplemental balance sheet information related to leases as of December 31, 2020 and 2019 include:

(in millions)	December 31, 2020	December 31, 2019
Operating leases
Operating lease right-of-use assets	$603	$608

Accounts payable and accrued liabilities	$111	$101
Operating lease liabilities	501	510
Total operating lease liabilities	$612	$611

Finance leases
Property, plant and equipment, at cost	$76	$63
Accumulated depreciation	(28)	(19)
Property, plant and equipment, net	$48	$44

Current maturities of long-term debt and finance lease obligations	$1	$—
Long-term debt and finance lease obligations	64	54
Total finance lease liabilities	$65	$54
Lease term and discount rates as of December 31, 2020 and 2019 were:

	December 31, 2020	December 31, 2019
Weighted-average remaining lease term (years)
Operating leases	9	10
Finance leases	13	15
Weighted-average discount rate
Operating leases	2.2%	2.8%
Finance leases	10.3%	10.6%
Maturities of operating and finance lease liabilities as of December 31, 2020 were:

(in millions)	Finance Leases	Operating Leases
2021	$9	$121
2022	9	102
2023	8	84
2024	8	69
2025	8	57
Thereafter	78	240
Total minimum lease payments	120	673
Less: imputed interest	(55)	(61)
Present value of lease liabilities	$65	$612
Lessor Activity
We lease medical equipment, such as renal dialysis equipment and infusion pumps, to customers, primarily in conjunction with arrangements to provide consumable medical products such as dialysis therapies, intravenous (IV) fluids and inhaled anesthetics. Certain of our equipment leases are classified as sales-type leases and the remainder are operating leases. The terms of the related contracts, including the proportion of fixed versus variable payments and any options to shorten or extend the lease term, vary by customer. We allocate revenue between equipment leases and medical products based on their standalone selling prices.
The components of lease revenue for the years ended December 31, 2020 and 2019 were:

(in millions)	2020	2019
Sales-type lease revenue	$38	$35
Operating lease revenue	84	61
Variable lease revenue	80	85
Total lease revenue	$202	$181
The components of our net investment in sales-type leases as of December 31, 2020 and 2019 were:

(in millions)	2020	2019
Minimum lease payments	$122	$110
Unguaranteed residual values	12	11
Net investment in leases	$134	$121
Our net investment in sales-type leases is classified as follows in the accompanying consolidated balance sheets:

(in millions)	December 31, 2020	December 31, 2019
Accounts receivable, net	$39	$45
Other non-current assets	95	76
Total	$134	$121
Our net investment in sales-type leases was $134 million as of December 31, 2020, of which $11 million originated in 2016 and prior, $14 million in 2017, $35 million in 2018, $36 million in 2019 and $38 million in 2020.
Maturities of sales-type and operating leases as of December 31, 2020 were:

(in millions)	Sales-type Leases	Operating Leases
2021	$51	$85
2022	34	76
2023	26	72
2024	17	54
2025	4	28
Thereafter	2	7
Total minimum lease payments	134	$322
Less: imputed interest	(12)
Present value of minimum lease payments	$122

LEASES

LEASES
Lessee Activity
We have entered into operating and finance leases primarily for office, manufacturing, warehouse and R&D facilities, vehicles and equipment. Our leases have remaining terms from 1 to 42 years and some of those leases include options that provide us with the ability to extend the lease term for periods ranging from 1 to 16 years. Such options are included in the lease term when it is reasonably certain that the option will be exercised.
Certain of our leases include provisions for variable lease payments which are based on, but not limited to, maintenance, insurance, taxes, index escalations and usage-based amounts. For all asset classes, we have elected to apply a practical expedient to account for other services within lease contracts as components of the lease. We also have elected to apply a practical expedient for short-term leases whereby we do not recognize a lease liability and right-of-use asset for leases with a term of less than 12 months.
We classify our leases as operating or finance at the lease commencement date. Finance leases are generally those leases for which we will pay substantially all of the underlying asset’s fair value or will use the asset for all or a major part of its economic life, including circumstances in which we will ultimately own the asset. All other leases are operating leases. For finance leases, we recognize interest expense using the effective interest method and we recognize amortization expense on the right-of-use asset over the shorter of the lease term or the useful life of the asset. For operating leases, we recognize lease cost on a straight-line basis over the term of the lease.
Lease liabilities and right-of-use assets are recognized at the lease commencement date based on the present value of minimum lease payments over the lease term. We determine the present value of payments under a lease based on our incremental borrowing rate as of the lease commencement date. The incremental borrowing rate is equal to the rate of interest that we would have to pay to borrow on a collateralized basis over a similar term in an amount equal to the lease payments in a similar economic environment. For operating leases that commenced prior to our adoption of Topic 842, we measured the lease liabilities and right-of-use assets using our incremental borrowing rate as of January 1, 2019.
The components of lease cost for the years ended December 31, 2020 and 2019 were:

(in millions)	2020	2019
Operating lease cost	$115	$121
Finance lease cost
Amortization of right-of-use assets	5	5
Interest on lease liabilities	5	5
Variable lease cost	54	89
Lease cost	$179	$220
For the year ended December 31, 2018, rent expense was $152 million.
The following table contains supplemental cash flow information related to leases for the years ended December 31, 2020 and 2019:

(in millions)	2020	2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$127	$119
Operating cash flows from finance leases	4	4
Financing cash flows from finance leases	4	4

Right-of-use operating lease assets obtained in exchange for lease obligations	67	207
Right-of-use finance lease assets obtained in exchange for lease obligations	8	—
We have entered into lease agreements with aggregate future payments of $46 million for leases that have not yet commenced as of December 31, 2020. Supplemental balance sheet information related to leases as of December 31, 2020 and 2019 include:

(in millions)	December 31, 2020	December 31, 2019
Operating leases
Operating lease right-of-use assets	$603	$608

Accounts payable and accrued liabilities	$111	$101
Operating lease liabilities	501	510
Total operating lease liabilities	$612	$611

Finance leases
Property, plant and equipment, at cost	$76	$63
Accumulated depreciation	(28)	(19)
Property, plant and equipment, net	$48	$44

Current maturities of long-term debt and finance lease obligations	$1	$—
Long-term debt and finance lease obligations	64	54
Total finance lease liabilities	$65	$54
Lease term and discount rates as of December 31, 2020 and 2019 were:

	December 31, 2020	December 31, 2019
Weighted-average remaining lease term (years)
Operating leases	9	10
Finance leases	13	15
Weighted-average discount rate
Operating leases	2.2%	2.8%
Finance leases	10.3%	10.6%
Maturities of operating and finance lease liabilities as of December 31, 2020 were:

(in millions)	Finance Leases	Operating Leases
2021	$9	$121
2022	9	102
2023	8	84
2024	8	69
2025	8	57
Thereafter	78	240
Total minimum lease payments	120	673
Less: imputed interest	(55)	(61)
Present value of lease liabilities	$65	$612
Lessor Activity
We lease medical equipment, such as renal dialysis equipment and infusion pumps, to customers, primarily in conjunction with arrangements to provide consumable medical products such as dialysis therapies, intravenous (IV) fluids and inhaled anesthetics. Certain of our equipment leases are classified as sales-type leases and the remainder are operating leases. The terms of the related contracts, including the proportion of fixed versus variable payments and any options to shorten or extend the lease term, vary by customer. We allocate revenue between equipment leases and medical products based on their standalone selling prices.
The components of lease revenue for the years ended December 31, 2020 and 2019 were:

(in millions)	2020	2019
Sales-type lease revenue	$38	$35
Operating lease revenue	84	61
Variable lease revenue	80	85
Total lease revenue	$202	$181
The components of our net investment in sales-type leases as of December 31, 2020 and 2019 were:

(in millions)	2020	2019
Minimum lease payments	$122	$110
Unguaranteed residual values	12	11
Net investment in leases	$134	$121
Our net investment in sales-type leases is classified as follows in the accompanying consolidated balance sheets:

(in millions)	December 31, 2020	December 31, 2019
Accounts receivable, net	$39	$45
Other non-current assets	95	76
Total	$134	$121
Our net investment in sales-type leases was $134 million as of December 31, 2020, of which $11 million originated in 2016 and prior, $14 million in 2017, $35 million in 2018, $36 million in 2019 and $38 million in 2020.
Maturities of sales-type and operating leases as of December 31, 2020 were:

(in millions)	Sales-type Leases	Operating Leases
2021	$51	$85
2022	34	76
2023	26	72
2024	17	54
2025	4	28
Thereafter	2	7
Total minimum lease payments	134	$322
Less: imputed interest	(12)
Present value of minimum lease payments	$122

LEASES

LEASES
Lessee Activity
We have entered into operating and finance leases primarily for office, manufacturing, warehouse and R&D facilities, vehicles and equipment. Our leases have remaining terms from 1 to 42 years and some of those leases include options that provide us with the ability to extend the lease term for periods ranging from 1 to 16 years. Such options are included in the lease term when it is reasonably certain that the option will be exercised.
Certain of our leases include provisions for variable lease payments which are based on, but not limited to, maintenance, insurance, taxes, index escalations and usage-based amounts. For all asset classes, we have elected to apply a practical expedient to account for other services within lease contracts as components of the lease. We also have elected to apply a practical expedient for short-term leases whereby we do not recognize a lease liability and right-of-use asset for leases with a term of less than 12 months.
We classify our leases as operating or finance at the lease commencement date. Finance leases are generally those leases for which we will pay substantially all of the underlying asset’s fair value or will use the asset for all or a major part of its economic life, including circumstances in which we will ultimately own the asset. All other leases are operating leases. For finance leases, we recognize interest expense using the effective interest method and we recognize amortization expense on the right-of-use asset over the shorter of the lease term or the useful life of the asset. For operating leases, we recognize lease cost on a straight-line basis over the term of the lease.
Lease liabilities and right-of-use assets are recognized at the lease commencement date based on the present value of minimum lease payments over the lease term. We determine the present value of payments under a lease based on our incremental borrowing rate as of the lease commencement date. The incremental borrowing rate is equal to the rate of interest that we would have to pay to borrow on a collateralized basis over a similar term in an amount equal to the lease payments in a similar economic environment. For operating leases that commenced prior to our adoption of Topic 842, we measured the lease liabilities and right-of-use assets using our incremental borrowing rate as of January 1, 2019.
The components of lease cost for the years ended December 31, 2020 and 2019 were:

(in millions)	2020	2019
Operating lease cost	$115	$121
Finance lease cost
Amortization of right-of-use assets	5	5
Interest on lease liabilities	5	5
Variable lease cost	54	89
Lease cost	$179	$220
For the year ended December 31, 2018, rent expense was $152 million.
The following table contains supplemental cash flow information related to leases for the years ended December 31, 2020 and 2019:

(in millions)	2020	2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$127	$119
Operating cash flows from finance leases	4	4
Financing cash flows from finance leases	4	4

Right-of-use operating lease assets obtained in exchange for lease obligations	67	207
Right-of-use finance lease assets obtained in exchange for lease obligations	8	—
We have entered into lease agreements with aggregate future payments of $46 million for leases that have not yet commenced as of December 31, 2020. Supplemental balance sheet information related to leases as of December 31, 2020 and 2019 include:

(in millions)	December 31, 2020	December 31, 2019
Operating leases
Operating lease right-of-use assets	$603	$608

Accounts payable and accrued liabilities	$111	$101
Operating lease liabilities	501	510
Total operating lease liabilities	$612	$611

Finance leases
Property, plant and equipment, at cost	$76	$63
Accumulated depreciation	(28)	(19)
Property, plant and equipment, net	$48	$44

Current maturities of long-term debt and finance lease obligations	$1	$—
Long-term debt and finance lease obligations	64	54
Total finance lease liabilities	$65	$54
Lease term and discount rates as of December 31, 2020 and 2019 were:

	December 31, 2020	December 31, 2019
Weighted-average remaining lease term (years)
Operating leases	9	10
Finance leases	13	15
Weighted-average discount rate
Operating leases	2.2%	2.8%
Finance leases	10.3%	10.6%
Maturities of operating and finance lease liabilities as of December 31, 2020 were:

(in millions)	Finance Leases	Operating Leases
2021	$9	$121
2022	9	102
2023	8	84
2024	8	69
2025	8	57
Thereafter	78	240
Total minimum lease payments	120	673
Less: imputed interest	(55)	(61)
Present value of lease liabilities	$65	$612
Lessor Activity
We lease medical equipment, such as renal dialysis equipment and infusion pumps, to customers, primarily in conjunction with arrangements to provide consumable medical products such as dialysis therapies, intravenous (IV) fluids and inhaled anesthetics. Certain of our equipment leases are classified as sales-type leases and the remainder are operating leases. The terms of the related contracts, including the proportion of fixed versus variable payments and any options to shorten or extend the lease term, vary by customer. We allocate revenue between equipment leases and medical products based on their standalone selling prices.
The components of lease revenue for the years ended December 31, 2020 and 2019 were:

(in millions)	2020	2019
Sales-type lease revenue	$38	$35
Operating lease revenue	84	61
Variable lease revenue	80	85
Total lease revenue	$202	$181
The components of our net investment in sales-type leases as of December 31, 2020 and 2019 were:

(in millions)	2020	2019
Minimum lease payments	$122	$110
Unguaranteed residual values	12	11
Net investment in leases	$134	$121
Our net investment in sales-type leases is classified as follows in the accompanying consolidated balance sheets:

(in millions)	December 31, 2020	December 31, 2019
Accounts receivable, net	$39	$45
Other non-current assets	95	76
Total	$134	$121
Our net investment in sales-type leases was $134 million as of December 31, 2020, of which $11 million originated in 2016 and prior, $14 million in 2017, $35 million in 2018, $36 million in 2019 and $38 million in 2020.
Maturities of sales-type and operating leases as of December 31, 2020 were:

(in millions)	Sales-type Leases	Operating Leases
2021	$51	$85
2022	34	76
2023	26	72
2024	17	54
2025	4	28
Thereafter	2	7
Total minimum lease payments	134	$322
Less: imputed interest	(12)
Present value of minimum lease payments	$122